FAIR VALUE DISCLOSURES (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
FAIR VALUE DISCLOSURES
Investments in marketable securities	¥ 25,303	¥ 20,844